Supplemental Condensed Consolidating Statement Of Income/Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Supplemental Guarantor Information [Line Items]
NET SALES									$ 1,700,208	$ 1,206,021	$ 827,654
COST OF SALES									754,491	544,836	354,588
GROSS PROFIT									945,717	661,185	473,066
SELLING AND ADMINISTRATIVE EXPENSES									201,709	133,711	94,918
AMORTIZATION OF INTANGIBLE ASSETS									44,233	40,339	15,079
INCOME (LOSS) FROM OPERATIONS									699,775	487,135	363,069
INTEREST EXPENSE-Net									211,906	185,256	112,234
Refinancing costs										72,454
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									487,869	229,425	250,835
INCOME TAX PROVISION (BENEFIT)									162,900	77,200	87,390
INCOME (LOSS) FROM CONTINUING OPERATIONS									324,969	152,225	163,445
INCOME FROM DISCONTINUED OPERATIONS, NET OF TAX										19,909
NET INCOME									324,969	172,134	163,445
TransDigm Group
Supplemental Guarantor Information [Line Items]
NET SALES	462,606	461,660	423,469	352,473	342,953	325,209	304,307	233,552
GROSS PROFIT	256,820	253,302	236,040	199,555	193,016	183,149	157,874	127,146
EQUITY IN INCOME OF SUBSIDIARIES									(324,969)	(172,134)	(163,445)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									324,969	172,134	163,445
INCOME (LOSS) FROM CONTINUING OPERATIONS										172,134
INCOME FROM DISCONTINUED OPERATIONS, NET OF TAX					3,082	(2,088)	19,120	(205)
NET INCOME	87,866	90,446	81,552	65,105	67,395	56,280	55,817	(7,358)	324,969	172,134	163,445
TransDigm Inc.
Supplemental Guarantor Information [Line Items]
NET SALES									103,694	81,944	64,990
COST OF SALES									64,394	46,438	36,398
GROSS PROFIT									39,300	35,506	28,592
SELLING AND ADMINISTRATIVE EXPENSES									61,214	44,754	31,130
AMORTIZATION OF INTANGIBLE ASSETS									624	624	624
INCOME (LOSS) FROM OPERATIONS									(22,538)	(9,872)	(3,162)
INTEREST EXPENSE-Net									208,384	183,175	110,127
Refinancing costs										72,454
EQUITY IN INCOME OF SUBSIDIARIES									(465,683)	(345,158)	(237,334)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									234,761	79,657	124,045
INCOME TAX PROVISION (BENEFIT)									(90,208)	(92,477)	(39,400)
INCOME (LOSS) FROM CONTINUING OPERATIONS										172,134
NET INCOME									324,969	172,134	163,445
Subsidiary Guarantors
Supplemental Guarantor Information [Line Items]
NET SALES									1,508,067	1,097,662	766,068
COST OF SALES									622,056	479,536	320,288
GROSS PROFIT									886,011	618,126	445,780
SELLING AND ADMINISTRATIVE EXPENSES									125,261	85,796	65,088
AMORTIZATION OF INTANGIBLE ASSETS									41,937	37,900	14,455
INCOME (LOSS) FROM OPERATIONS									718,813	494,430	366,237
INTEREST EXPENSE-Net									2,268	777	2,107
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									716,545	493,653	364,130
INCOME TAX PROVISION (BENEFIT)									251,514	167,822	126,790
INCOME (LOSS) FROM CONTINUING OPERATIONS										325,831
INCOME FROM DISCONTINUED OPERATIONS, NET OF TAX										4,883
NET INCOME									465,031	330,714	237,340
Non-Guarantor Subsidiaries
Supplemental Guarantor Information [Line Items]
NET SALES									102,299	31,649
COST OF SALES									81,390	24,334
GROSS PROFIT									20,909	7,315
SELLING AND ADMINISTRATIVE EXPENSES									15,234	3,172
AMORTIZATION OF INTANGIBLE ASSETS									1,672	1,815
INCOME (LOSS) FROM OPERATIONS									4,003	2,328
INTEREST EXPENSE-Net									1,254	1,304
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									2,749	1,024
INCOME TAX PROVISION (BENEFIT)									1,594	1,855
INCOME (LOSS) FROM CONTINUING OPERATIONS										(831)
INCOME FROM DISCONTINUED OPERATIONS, NET OF TAX										15,026
NET INCOME									1,155	14,195
Elimination
Supplemental Guarantor Information [Line Items]
NET SALES									(13,852)	(5,234)	(3,404)
COST OF SALES									(13,349)	(5,472)	(2,098)
GROSS PROFIT									(503)	238	(1,306)
SELLING AND ADMINISTRATIVE EXPENSES										(11)	(1,300)
INCOME (LOSS) FROM OPERATIONS									(503)	249	(6)
EQUITY IN INCOME OF SUBSIDIARIES									790,652	517,292	400,779
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									(791,155)	(517,043)	(400,785)
INCOME (LOSS) FROM CONTINUING OPERATIONS										(517,043)
NET INCOME									$ (791,155)	$ (517,043)	$ (400,785)